FINANCE EXPENSE - NET (Tables)	12 Months Ended
Mar. 31, 2024
Analysis of income and expense [abstract]
Schedule of finance expense - net

	2024	2023
Finance expense:
Long-term debt (other than lease liabilities)	$160.4	$141.6
Lease liabilities	26.8	17.6
Royalty obligations	7.0	7.6
Employee benefits obligations (Note 20)	1.8	3.3
Other	33.5	24.8
Borrowing costs capitalized	(7.0)	(7.9)
Finance expense	$222.5	187.0
Finance income:
Loans and investment in finance leases	$(11.0)	$(10.3)
Other	(6.5)	(3.1)
Finance income	$(17.5)	$(13.4)
Finance expense – net	$205.0	$173.6